Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of U.S. and international components of income (loss) before income taxes

	Year Ended December 31,
(Thousands)	2022	2021	2020
U.S.	(51,607)	(28,573)	(147,196)
International	(3,743)	3,897	786
Loss before income taxes	$(55,350)	$(24,676)	$(146,410)

Schedule of income tax expense (benefit) component

	Year Ended December 31,
(Thousands)	2022	2021	2020
Current expense (benefit)
Federal	$—	$—	$—
State	529	179	201
Foreign	1,619	(99)	510
Total current	2,148	80	711
Deferred expense (benefit)
Federal	173	(4,617)	(15,230)
State	81	(901)	(3,003)
Foreign	(2,291)	2,070	(23)
Total deferred	(2,037)	(3,448)	(18,256)

Income tax expense (benefit)	$111	$(3,368)	$(17,545)

Schedule of reconciliation of income tax expense benefit

	Year Ended December 31,
(Thousands)	2022	2021	2020
Income tax expense (benefit) at US statutory income tax rate	$(11,624)	$(5,182)	$(30,746)
State income tax expense (benefit), net of federal benefit	(1,507)	(773)	(2,844)
Foreign rate differential	(15)	(304)	(179)
Change in fair value of warrants	6,232	—	—
Goodwill impairment	—	—	16,624
Global intangible low-taxed income (“GILTI”) inclusion	—	1,095	22
Transaction costs	—	260	507
Other permanent differences	323	78	136
Step-up on C Corp conversion	—	—	(1,578)
Change in valuation allowance	7,319	632	513
Provision to return adjustments	(320)	(166)	—
Effect of change in foreign tax rates	(552)	1,181	—
Other	255	(189)	—
Income tax expense (benefit)	$111	$(3,368)	$(17,545)

Effective tax rate	(0.20)%	13.6%	12.0%

Schedule of deferred income tax assets and liabilities

(Thousands)	December 31, 2022	December 31, 2021
Deferred tax assets
Liabilities and reserves	$2,300	$3,501
Interest limitation	16,256	8,884
Net operating losses	13,483	8,850
Transaction expenses	206	79
Inventories	1,449	—
Stock compensation	794	—
Derivatives	552	—
Operating lease liabilities	2,430	—
Other	269	711
Total	37,739	22,025
Valuation allowance	(8,464)	(1,145)
Total deferred tax assets, net	$29,275	$20,880
Deferred tax liabilities
Property, plant and equipment	$(13,334)	$(10,581)
Intangible assets	(27,358)	(29,221)
Derivatives	—	(4,451)
Inventories	—	(2,035)
Right-of-use assets	(2,403)	—
Other	(535)	(107)
Total	(43,630)	(46,395)
Net deferred tax liability	$(14,355)	$(25,515)

Summary of valuation allowance

(Thousands)	December 31, 2022	December 31, 2021
Beginning balance	$1,145	$513
Additions	7,319	632
Ending Balance	$8,464	$1,145